abrdn Funds
(the "Trust")

abrdn Dynamic Dividend Fund
(the "Fund")

Supplement dated March 29, 2023 to the Fund's Summary Prospectus dated February 28, 2023, as supplemented to date ("Summary Prospectus")

Effective March 31, 2023, the following replaces the table in the section entitled, "Portfolio Managers":

Name	Title	Served on the Fund Since
Martin Connaghan	Investment Director	2018
Josh Duitz	Head of Global Income	2012	*
Ruairidh Finlayson, CFA®	Investment Director	2020

*Includes service with unaffiliated investment adviser to Predecessor Fund.

Please retain this Supplement for future reference.